Loan Loss Charges - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (49,639,031)	$ (39,702,996)	$ (97,994,201)
Direct charge offs	(2,812,756)	(3,054,818)	(2,505,573)
Total	$ (52,451,787)	$ (42,757,814)	$ (100,499,774)